Investments Measured Using NAV per Share as a Practical Expedient	12 Months Ended
Jan. 31, 2026
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Investments Measured Using NAV per Share as a Practical Expedient	Fair Value Measurements
Accounting guidance provides a framework for measuring fair value and provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described as follows:

Level 1	Unadjusted quoted prices for identical, unrestricted assets or liabilities in active markets that a plan has the ability to access.
Level 2
Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means for substantially the full term of the assets or liabilities.

Level 3	Significant unobservable inputs.
The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. There have been no changes in the methodologies used at January 31, 2026 and 2025. During the year ended January 31, 2026, there were no transfers of financial instruments into or out of Level 3. Following is a description of the valuation methodologies used for assets measured at fair value:
Walmart Inc. equity securities - Valued at exchange quoted market prices on the last business day of the Plan year.
Common stocks - Valued at exchange quoted market prices on the last business day of the Plan year.
Cash equivalent - Valued at amortized cost, which approximates fair value.
Mutual fund - Valued at quoted market prices on the last business day of the Plan year.
Government securities - Valued using pricing models maximizing the use of observable inputs for similar securities.
Corporate bonds - Valued using pricing models maximizing the use of observable inputs for similar securities. This includes basing value on yields currently available on comparable securities of issuers with similar credit ratings.
Asset-backed and mortgage-backed securities - Valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.
Collective investment trusts/collective trust funds - Stated at fair value as determined by the issuers of the funds on the fair market value of the underlying investments, which is valued at net asset value (NAV) as a practical expedient to estimate fair value. The practical expedient would not be used if it is determined to be probable that the funds will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Investments measured at fair value on a recurring basis consisted of the following types of instruments:

	Fair Value Measurements as of January 31, 2026:
	Total	Level 1	Level 2	Assets at NAV
Walmart Inc. equity securities	$6,304,802,781	$6,304,802,781	$—	$—
Common stocks	2,665,582,571	2,665,582,571	—	—
Cash equivalent	20,632,102	20,632,102	—	—
Mutual funds	162,243,758	162,243,758	—	—
Government securities	1,318,113,207	—	1,318,113,207	—
Corporate bonds	491,277,628	—	491,277,628	—
Asset-backed securities	176,681,801	—	176,681,801	—
Mortgage-backed securities	73,105,740	—	73,105,740	—
Investments measured at NAV* Collective investment trusts/collective trust funds	46,357,422,689	—	—	46,357,422,689
Total investments at fair value	$57,569,862,277	$9,153,261,212	$2,059,178,376	$46,357,422,689

	Fair Value Measurements as of January 31, 2025:
	Total	Level 1	Level 2	Assets at NAV
Walmart Inc. equity securities	$5,738,048,126	$5,738,048,126	$—	$—
Common stocks	1,790,065,839	1,790,065,839	—	—
Cash equivalent	19,368,827	19,368,827	—	—
Mutual fund	1,032,322,277	1,032,322,277	—	—
Government securities	913,843,362	—	913,843,362	—
Corporate bonds	390,618,298	—	390,618,298	—
Asset-backed securities	139,248,391	—	139,248,391	—
Mortgage-backed securities	44,064,257	—	44,064,257	—
Investments measured at NAV* Collective investment trusts/collective trust funds	39,337,699,722	—	—	39,337,699,722
Total investments at fair value	49,405,279,099	$8,579,805,069	$1,487,774,308	$39,337,699,722
*In accordance with ASC Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented on the Statements of Net Assets Available for Benefits.
Investments Measured Using NAV per Share as a Practical Expedient
The following table summarizes investments for which fair value is measured using NAV per share as a practical expedient as of January 31, 2026 and 2025.

		Unfunded commitments	Redemption frequency (if currently eligible)	Redemption notice
January 31, 2026	Fair Value
Collective investment trusts/collective trust funds	$46,357,422,689	N/A	Daily	N/A
January 31, 2025
Collective investment trusts/collective trust funds	$39,337,699,722	N/A	Daily	N/A